Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Cash receipts from customers	$ 313,662	$ 284,219	$ 264,327
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(189,766)	(165,783)	(158,636)
Insurance benefits paid	(69,728)	(63,598)	(55,124)
Cash paid to other suppliers and employees	(32,662)	(31,652)	(29,763)
Interest and investment income received	1,026	743	894
Interest paid	(2,239)	(2,469)	(2,904)
Income taxes paid	(4,116)	(3,195)	(2,929)
Net cash provided by operating activities	16,177	18,265	15,865
Cash flows from investing activities:
Proceeds from sales and maturities of investments	6,729	7,246	6,467
Purchases of investments	(7,746)	(9,963)	(9,639)
Purchases of property and equipment	(2,727)	(2,520)	(2,437)
Proceeds from sale-leaseback transactions	0	0	101
Acquisitions (net of cash acquired)	(139)	(146)	(866)
Proceeds from sale of subsidiaries (net of cash and restricted cash sold of $2,854, $0 and $9)	(1,249)	0	840
Other	85	122	0
Net cash used in investing activities	(5,047)	(5,261)	(5,534)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	987	9,958
Repayments of long-term debt	(4,211)	(10,254)	(15,631)
Derivative settlements	0	0	(7)
Repurchase of common stock	(3,500)	0	0
Dividends paid	(2,907)	(2,625)	(2,624)
Proceeds from exercise of stock options	551	549	264
Payments for taxes related to net share settlement of equity awards	(370)	(168)	(88)
Other	(79)	155	432
Net cash used in financing activities	(10,516)	(11,356)	(7,696)
Net increase in cash, cash equivalents and restricted cash	614	1,648	2,635
Cash, cash equivalents and restricted cash at the beginning of the period	12,691	11,043	8,408
Cash, cash equivalents and restricted cash at the end of the period	13,305	12,691	11,043
Reconciliation of net income to net cash provided by operating activities:
Net income	4,327	7,989	7,192
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,224	4,486	4,441
Loss on assets held for sale	2,533	0	0
Store impairments	0	1,358	0
Goodwill impairment	0	431	0
Stock-based compensation	447	484	400
Gain on sale of subsidiaries	(475)	0	(269)
Loss on early extinguishment of debt	0	452	1,440
Deferred income taxes	(2,029)	(402)	(570)
Other noncash items	332	(390)	72
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(2,971)	(2,703)	(1,510)
Inventories	(1,435)	735	(973)
Other assets	(491)	(30)	364
Accounts payable and pharmacy claims and discounts payable	4,260	2,898	2,769
Health care costs payable and other insurance liabilities	992	101	(231)
Other liabilities	6,463	2,856	2,740
Net cash provided by operating activities	$ 16,177	$ 18,265	$ 15,865